UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7335

Strong Income Funds II, Inc., on behalf of the Strong Advisor Bond Fund (Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2005

Date of reporting period:  January 31, 2005


Item 1.   Schedule of Investments

Strong Advisor Bond Fund
January 31, 2005 (Unaudited)
                                                                        Shares or
                                                                        Principal
                                                                          Amount             Value
------------------------------------------------------------------------------------------------------
Corporate Bonds 30.3%
AT&T Wireless Services, Inc. Senior Notes, 8.75%, Due 3/01/31          $ 1,025,000       $  1,414,134
America Movil SA de CV Guaranteed Senior Yankee Notes, 5.50%,
Due 3/01/14                                                                700,000            706,688
Associates Corporation of North America Debentures, 6.95%, Due
11/01/18                                                                   800,000            939,867
Bellsouth Corporation Notes, 4.75%, Due 11/15/12                         1,120,000          1,131,617
CenterPoint Energy Resources Corporation Senior Notes, Series B,
7.875%, Due 4/01/13                                                        800,000            956,118
Clear Channel Communications, Inc. Senior Notes, 8.00%, Due
11/01/08                                                                   325,000            361,502
Comcast Corporation Senior Notes, 5.85%, Due 1/15/10                     1,570,000          1,677,352
Consumers Energy Company First Mortgage Bonds, 5.50%, Due
8/15/16 (b)                                                              1,190,000          1,232,249
DaimlerChrysler North America Holding Corporation Guaranteed
Notes:
   4.05%, Due 6/04/08                                                    1,000,000            995,839
   Series A, Tranche #1, 7.375%, Due 9/15/06                             1,100,000          1,159,650
Devon Energy Corporation Senior Debentures, 7.95%, Due 4/15/32           1,925,000          2,534,567
RR Donnelley & Sons Company Notes, 4.95%, Due 4/01/14                      720,000            722,320
EOP Operating LP Notes, 6.75%, Due 2/15/12                               1,835,000          2,046,820
FedEx Corporation Notes, 2.65%, Due 4/01/07                                985,000            962,056
Ford Motor Credit Company Notes, 7.00%, Due 10/01/13                     1,850,000          1,953,012
France Telecom SA Yankee Notes, 9.25%, Due 3/01/31                       1,700,000          2,370,509
General Electric Capital Corporation Bonds, 6.75%, Due 3/15/32           4,755,000          5,721,069
General Electric Capital Corporation Guaranteed Subordinated
Notes, 7.875%, Due 12/01/06                                              1,000,000          1,074,755
General Motors Acceptance Corporation Notes, 6.875%, Due 9/15/11         2,460,000          2,473,498
Goodrich Corporation Senior Notes, 7.625%, Due 12/15/12                    450,000            535,883
HSBC Holdings PLC Yankee Bonds, 7.35%, Due 11/27/32 (b)                    500,000            621,770
Hutchison Whampoa International, Ltd. Guaranteed Yankee Notes,
6.25%, Due 1/24/14 (b)                                                   1,325,000          1,414,545
International Lease Finance Corporation Notes, 5.875%, Due
5/01/13                                                                    915,000            978,224
Kinder Morgan Energy Partners LP Notes, 5.125%, Due 11/15/14               725,000            729,375
Kraft Foods, Inc. Notes, 5.25%, Due 10/01/13                             2,020,000          2,097,441
Kroger Company Senior Bonds, 8.00%, Due 9/15/29                          1,565,000          1,992,384
Motorola, Inc. Debentures, 6.50%, Due 11/15/28                           2,410,000          2,637,800
National Rural Utilities Cooperative Finance Corporation
Collateral Trust Notes, 6.00%, Due 5/15/06                               3,095,000          3,193,644
NiSource Finance Corporation Senior Notes, 6.15%, Due 3/01/13            1,280,000          1,393,793
Normandy Finance, Ltd. Yankee Notes, 7.625%, Due 7/15/08 (b)               800,000            886,937
Occidental Petroleum Corporation Debentures, 7.20%, Due 4/01/28          1,495,000          1,831,055
Ohio Power Company Senior Notes, Series F, 5.50%, Due 2/15/13              940,000            989,881
Public Service Company of Colorado Corporate Notes, 7.875%, Due
10/01/12                                                                   415,000            505,208
Southern California Edison Company First and Refunding Mortgage
Bonds, Series 2005, 5.55%, Due 1/15/36                                     870,000            892,944
Sprint Capital Corporation Notes, 8.75%, Due 3/15/32                     1,500,000          2,037,783
Telefonos de Mexico SA Yankee Notes, 4.50%, Due 11/19/08                 1,415,000          1,421,881
Texas Eastern Transmission Corporation Notes, 5.25%, Due 7/15/07           860,000            885,642
Time Warner Entertainment Company LP Senior Notes, 8.875%, Due
10/01/12                                                                 1,000,000          1,252,781
Transocean Sedco Forex Corporation Bonds, 7.50%, Due 4/15/31               600,000            760,997
Tyco International Group SA Guaranteed Yankee Notes, 6.00%, Due
11/15/13                                                                   835,000            911,996
Union Pacific Corporation Notes, 5.75%, Due 10/15/07                     1,105,000          1,159,284
United Mexican States Yankee Notes, 7.50%, Due 1/14/12                   1,125,000          1,288,125
Verizon Communications Debentures, 8.75%, Due 11/01/21                     570,000            754,862
Verizon Virginia, Inc. Debentures, Series A, 4.625%, Due 3/15/13           500,000            490,562
Waste Management, Inc. Senior Notes:
   6.375%, Due 11/15/12                                                    500,000            555,247
   7.375%, Due 8/01/10                                                     295,000            337,347
Yum! Brands, Inc. Notes, 7.70%, Due 7/01/12                                750,000            891,750
------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $59,604,529)                                                   63,882,763
------------------------------------------------------------------------------------------------------
Non-Agency Mortgage & Asset-Backed Securities 27.9%
Bank of America Alternative Loan Trust Pass-Thru Certificates,
Series 2004-8, Class 2CB1, 6.00%, Due 9/25/34                            3,484,291          3,580,825
Bear Stearns Commercial Mortgage Securities, Inc. Pass-Thru
Certificates, Series 2004-T16, Class A5, 4.60%, Due 2/13/46              3,450,000          3,434,367
CWABS, Inc. Variable Rate Revolving Home Equity Loan
Asset-Backed Notes:
   Series 2002-C, Class A, 2.72%, Due 5/15/28                            1,204,274          1,205,878
   Series 2004-Q, Class 2A, 2.78%, Due 12/15/33                          1,939,003          1,941,351
Citibank Credit Card Issuance Trust Notes, Series 2003-A10,
Class A10, 4.75%, Due 12/10/15                                           3,000,000          3,049,480
Citigroup Mortgage Loan Trust Variable Rate Pass-Thru
Certificates, Series 2004-HYB4, Class A-IA, 2.86%, Due 12/25/34          2,311,778          2,311,778
Countrywide Alternative Loan Trust, Inc. Mortgage Pass-Thru
Certificates, Series 2004-J8, Class 4A1, 6.00%, Due 2/25/17              6,302,386          6,453,205
Countrywide Home Equity Loan Trust Variable Rate Asset-Backed
Notes, Series 2004-I, Class A, 2.77%, Due 2/15/34                        2,210,425          2,218,266
Countrywide Home Loans Inc. Variable Rate Mortgage Pass-Thru
Certificates, Series 2001-HYB1, Class 2A1, 4.7133%, Due 6/19/31            233,329            235,079
Countrywide Variable Rate Asset-Backed Certificates, Series
2004-7, Class AF1, 2.73%, Due 10/25/22                                   2,762,005          2,764,681
Credit Suisse First Boston Mortgage Securities Corporation
Commercial Mortgage Pass-Thru Certificates, Series 1997-C2,
Class A-2, 6.52%, Due 1/17/35                                              558,667            572,751
GS Mortgage Securities Corporation Variable Rate Mortgage
Pass-Thru Certificates:
   Series 2004-4, Class A2A, 2.68%, Due 5/25/34                          2,481,691          2,478,992
   Series 2004-4, Class 2A1, 4.2419%, Due 6/25/34                        1,969,643          2,010,479
Greenwich Capital Commercial Funding Corporation Interest Only
Variable Rate Mortgage Pass-Thru Certificates, Series 2002-C1,
Class XPB, 1.7576%, Due 1/11/35 (b)                                     24,000,000          1,209,422
JP Morgan Chase Commercial Mortgage Securities Corporation
Interest Only Mortgage Pass-Thru Certificates, Series 2001-CIB2,
Class X2, 0.9964%, Due 4/15/35 (b)                                      63,000,000          2,041,458
LB-UBS Commercial Mortgage Trust Pass-Thru Certificates, Series
2004-C7, Class A6, 4.786%, Due 10/15/29                                  4,285,000          4,314,059
Master Adjustable Rate Mortgages Trust Pass-Thru Certificates,
Series 2002-3, Class 4-A-1, 6.1774%, Due 10/25/32                          728,982            734,245
Metris Master Trust Floating Rate Asset-Backed Securities,
Series 1999-2, Class A, 3.04%, Due 1/20/10                               2,265,000          2,266,616
Morgan Stanley Capital ABS I, Inc. Trust Variable Rate Mortgage
Pass-Thru Certificates, Series 2003-HE1, Class A3, 2.64%, Due
5/25/33                                                                    124,436            124,510
Mountain Capital CLO I, Ltd./Mountain Capital CLO I Corporation
Variable Rate Notes, Series 1A, Class A-1, 3.26%, Due 4/15/11 (b)        1,078,156          1,081,020
NAAC Reperforming Loan Real Estate Mortgage Investment Conduit
Trust Variable Rate Pass-Thru Certificates, Series 2004-R2,
Class A1, 6.50%, Due 10/25/34 (b)                                        2,948,809          3,064,300
Nomura Asset Acceptance Corporation Variable Rate Mortgage
Pass-Thru Certificates:
   Series 2004-AP1, Class A1, 2.73%, Due 3/25/34                           679,372            679,913
   Series 2004-AR1, Class 5A2, 2.79%, Due 8/25/34                        2,444,588          2,445,063
Preferred Term Securities XV Variable Rate Yankee Notes,
4.0713%, Due 9/26/34 (b)                                                 1,085,000          1,085,042
Renaissance Home Equity Loan Trust Variable Rate Asset-Backed
Certificates, Series 2004-3, Class AF1, 2.75%, Due 11/25/34              1,747,429          1,748,665
Residential Asset Securities Corporation Variable Rate Home
Equity Mortgage Asset-Backed Pass-Thru Certificates, Series
2004-KS1, Class AI1, 2.68%, Due 9/25/20                                    584,945            585,384
Structured Asset Securities Corporation Floating Rate Mortgage
Pass-Thru Certificates, Series 1998-2, Class A, 3.05%, Due
2/25/28                                                                    345,172            345,387
Terwin Mortgage Trust Variable Rate Asset-Backed Certificates,
Series 2004-21HE, Class 1-A1, 3.01%, Due 12/25/34                        1,738,583          1,738,583
USAA Auto Owner Trust Asset-Backed Notes, Series 2004-3, Class
A-2, 2.79%, Due 6/15/07                                                  2,195,000          2,188,279
Washington Mutual Mortgage Pass-Thru Certificates:
   Series 2002-AR4, Class A-7, 5.5082%, Due 4/26/32                        563,045            562,124
   Series 2002-AR7, Class A-6, 5.53%, Due 7/25/32                          276,751            277,324
------------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities (Cost
$58,357,753)                                                                               58,748,526
------------------------------------------------------------------------------------------------------
United States Government & Agency Issues 25.3%
FHLMC Adjustable Rate Guaranteed Mortgage Participation
Certificates:
   4.125%, Due 7/25/43                                                   2,145,443          2,177,463
   Series T-59, Class 2A1, 4.109%, Due 10/25/43                          2,458,828          2,506,966
FHLMC Adjustable Rate Participation Certificates, 5.669%, Due
6/01/32                                                                    394,414            410,775
FHLMC Participation Certificates:
   5.00%, Due 8/01/19                                                    1,970,839          2,003,813
   7.50%, Due 12/01/11                                                   1,061,403          1,110,323
   10.50%, Due 8/01/19                                                     146,521            165,200
FNMA Adjustable Rate Guaranteed Mortgage Pass-Thru Certificates:
   4.671%, Due 4/01/14                                                   3,065,339          3,093,789
   5.806%, Due 11/01/31                                                    911,708            944,609
FNMA Guaranteed Mortgage Pass-Thru Certificates:
   4.50%, Due 1/01/19                                                    6,786,105          6,794,314
   5.00%, Due 12/01/18 thru 3/01/34                                      6,845,316          6,866,048
   5.50%, Due 6/01/34                                                    4,668,523          4,753,870
   6.201%, Due 5/01/09                                                   2,061,960          2,192,290
   6.221%, Due 12/01/08                                                  3,901,192          4,146,436
   8.00%, Due 6/01/12 thru 9/01/23                                       3,334,188          3,564,954
   8.33%, Due 7/15/20                                                      563,631            625,206
   8.50%, Due 5/01/26 thru 11/01/26                                      1,316,082          1,480,674
   9.00%, Due 12/01/16                                                     347,949            393,821
FNMA Guaranteed Real Estate Mortgage Investment Conduit
Pass-Thru Certificates:
   8.00%, Due 4/25/22                                                      532,839            555,606
   9.50%, Due 6/25/19                                                      453,519            496,127
FNMA Guaranteed Real Estate Mortgage Investment Conduit
Pass-Thru Trust, 9.50%, Due 12/25/41                                     1,984,524          2,189,178
GNMA Guaranteed Pass-Thru Certificates, 8.00%, Due 12/15/17              1,571,064          1,721,750
United States Treasury Notes:
   3.625%, Due 1/15/10                                                   3,400,000          3,390,174
   4.25%, Due 11/15/14                                                   1,600,000          1,615,251
------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues (Cost $52,421,191)                          53,198,637
------------------------------------------------------------------------------------------------------
Municipal Bonds 0.1%
Tobacco Settlement Financing Corporation Revenue, 5.00%, Due
6/01/09                                                                    275,000            276,213
------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $275,000)                                                         276,213
------------------------------------------------------------------------------------------------------
Common Stocks 0.0%
OpTel, Inc. Non-Voting (Acquired 4/14/98; Cost $20,000) (b) (c)
(d)                                                                            500                  5
------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $20,000)                                                                  5
------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 16.9%
Corporate Bonds 0.7%
MetLife, Inc. Debentures, 3.911%, Due 5/15/05                          $ 1,400,000          1,404,675

Non-Agency Mortgage & Asset-Backed Securities 0.0%
Residential Asset Mortgage Products, Inc. Interest Only
Asset-Backed Pass-Thru Certificates, Series 2002-RS7, Class
A-IO, 2.00%, Due 5/25/05                                                 8,691,892             39,374

Repurchase Agreements 16.1%
ABN AMRO Inc. (Dated 1/31/05), 2.47%, Due 2/01/05 (Repurchase
proceeds $32,502,230); Collateralized by: United States
Government & Agency Issues                                              32,500,000         32,500,000
State Street Bank (Dated 1/31/05), 0.85%, Due 2/01/05
(Repurchase proceeds $1,490,335); Collateralized by: United
States Government & Agency Issues                                        1,490,300          1,490,300
                                                                                  --------------------
Total Repurchase Agreements                                                                33,990,300

United States Government Issues 0.1%
United States Treasury Bills, Due 2/03/05 thru 3/31/05                     230,000            229,618
------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $35,633,940)                                            35,663,967
------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $206,312,413) 100.5%                                211,770,111
Other Assets and Liabilities, Net (0.5%)                                                   (1,121,435)
------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                      $  210,648,676
======================================================================================================

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Restricted security.
(c) Illiquid security.
(d) Non-income producing security. In the case of a debt security, generally denotes that the issuer has defaulted on the payment of principal or interest, the issuer has filed for bankruptcy or the Fund has halted accruing income.

Percentages are stated as a percent of net assets.


This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Income Funds II, Inc., on behalf of the Strong Advisor Bond Fund

By:      /s/ Dana J. Russart
         ------------------------------
         Dana J. Russart, Principal Executive Officer

Date:    March 30, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    March 30, 2005